Bank Loans (Details) - USD ($) $ in Thousands				1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 06, 2021	Dec. 09, 2020	Sep. 29, 2020	Dec. 28, 2021	Nov. 23, 2021	Mar. 21, 2021	Mar. 23, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank Loans (Details) [Line Items]
Working capital				$ 471
Debt instruments term				1 year
Maturity date	Mar. 05, 2022			Dec. 23, 2022	May 22, 2022
Fixed interest rate				3.80%
Effective interest rate									5.29%
Credit facility agreement, description								Glory Star Beijing entered into another two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On March 27, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on March 26, 2021. The loan bears a fixed interest rate of 4.3%. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $8 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.73% as of December 31, 2020. The loan was fully repaid on March 26, 2021. Glory Star Beijing made a withdraw of $1,568 on the same date with a fixed interest rate of 4.5%. The loan will be due on March 21, 2022. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $8 as of December 31, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.94% as of December 31, 2021. The loan is guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company.			In December 2019, Glory Star Beijing entered into a two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On January 6, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on January 5, 2021.The loan bears a fixed interest rate of 4.785%. The Company incurred guarantee fee in the amount of $35 for the loan. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 7.23%. The loan was fully repaid on December 30, 2020. The same amount of loan was reissued on the same date with a fixed interest rate of 4.45%. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $35 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.89% as of December 31, 2020. The loans are guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company. The loan was fully repaid on December 29, 2021.
Repaid amount						$ 153
Outstanding amount									$ 1,412
Repayment debt	$ 1,097				$ 471
Fixed interest rate					6.00%
Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Debt instruments term		1 year
Maturity date		Dec. 09, 2021
Weighted average interest rate									6.92%	7.19%	5.65%
Interest expense related to bank loans									$ 383	$ 332	$ 270
Bank of Beijing [Member]
Bank Loans (Details) [Line Items]
Guarantee fee									7
Unamortized guarantee fee balance									$ 7
Guarantee fee, description							The Company incurred guarantee fee in the amount of $3 and $26 for the loan’s short-term portion and long-term portion of which the unamortized balance was $1 and $6 as of December 31, 2020, respectively.
Bank of Beijing [Member] | Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Working capital		$ 460
Fixed interest rate		4.76%
Guarantee fee										8
Unamortized guarantee fee balance										$ 8
Effective interest rate										6.57%
Huaxia Bank [Member] | Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Fixed interest rate								6.09%
Effective interest rate									8.13%
Credit facility agreement amount								$ 1,533
Glory Star Beijing [Member]
Bank Loans (Details) [Line Items]
Fixed interest rate										8.13%
Guarantee fee									$ 33
Unamortized guarantee fee balance									$ 6
Bank loan, description							Glory Star Beijing made a withdrawal of $1,533, $153 of which will be due on March 21, 2021 and the remaining of $1,380 will be due on March 23, 2022.
Leshare Beijing [Member] | Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Credit facility agreement, description			On September 29, 2020, Leshare Beijing entered into a two-year credit facility agreement of maximum $1,073 and a one-year credit facility agreement of maximum $460 with Xiamen International Bank, respectively. On September 30, 2020, Leshare Beijing withdrew $1,073 and $460, respectively, both with maturity date of March 29, 2021. These loans bear fixed interest rate of 6.0% and 5.5% respectively. These loans are guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors. Both loans were repaid on March 4, 2021 and were reissued on the same date with the fixed interest rate of 6.0% and 5.5% respectively. The loans were repaid on September 3, 2021.